Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Lease period of leasehold land (in years)	50 years
Ordinary shares, par value (in US$ per share) | $ / shares	$ 0.1	$ 0.1
Number of ordinary shares represented by each ADS	5
Contributions to defined contribution plans | $	$ 23,691,000	$ 23,082,000	$ 22,136,000
Buildings
Summary of Significant Accounting Policies
Property plant and equipment useful life (in years)	20 years
Plant and equipment | Minimum
Summary of Significant Accounting Policies
Property plant and equipment useful life (in years)	5 years
Plant and equipment | Maximum
Summary of Significant Accounting Policies
Property plant and equipment useful life (in years)	10 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Summary of Significant Accounting Policies
Property plant and equipment useful life (in years)	4 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Summary of Significant Accounting Policies
Property plant and equipment useful life (in years)	5 years
Leasehold improvements | Maximum
Summary of Significant Accounting Policies
Property plant and equipment useful life (in years)	5 years